Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Equipment Schedule Of Property, Plant And Equipment 1			$ 3,015
Equipment Schedule Of Property, Plant And Equipment 2			768
Equipment Schedule Of Property, Plant And Equipment 3			2,247
Equipment Schedule Of Property, Plant And Equipment 1				5,631
Equipment Schedule Of Property, Plant And Equipment 2				5,631
Equipment Schedule Of Property, Plant And Equipment 3				0
Equipment Schedule Of Property, Plant And Equipment 1	3,015
Equipment Schedule Of Property, Plant And Equipment 2	1,017
Equipment Schedule Of Property, Plant And Equipment 3	1,998
Equipment Schedule Of Property, Plant And Equipment 1		3,015
Equipment Schedule Of Property, Plant And Equipment 2		768
Equipment Schedule Of Property, Plant And Equipment 3		$ 2,247